RETIREMENT BENEFIT OBLIGATIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) country item	Dec. 31, 2017 USD ($)
Disclosure of defined benefit plans [line items]
Funded	$ 56	$ 16
Unfunded	(22)	(69)
Amount recognised on the balance sheet – liability	(114)	(131)
Amount recognised on the balance sheet – asset	$ 92	62
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country	14
Number of major defined benefit plans | item	2
Pension plans | Minimium
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	1.30%
Minimum funding requirement period	7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	66.70%
Pension plans | United Kingdom | Funded plans
Disclosure of defined benefit plans [line items]
Funded	$ 77	53
Pension plans | United States of America | Funded plans
Disclosure of defined benefit plans [line items]
Funded	13	9
Pension plans | Other | Funded plans
Disclosure of defined benefit plans [line items]
Funded	(34)	(46)
Pension plans | Other | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	(60)	(60)
Retirement Healthcare | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	$ (18)	$ (25)